SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	Feb. 28, 2026
User base | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
User base | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
Copyright | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Copyright | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Others | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Others | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years